Cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	As of
	December 31, 2025	June 30, 2026
	RMB’000	RMB’000

Cash on hand and at banks	80,346	75,978
Deposits held at licensed payment platforms	1,877	1,255
	82,223	77,233
Included in cash and cash equivalents per balance sheet	81,154	77,233
Included in assets classified as held for sale	1,069	—

As of December 31, 2025 and June 30, 2026, cash and cash equivalents located in Mainland China amounted to RMB81.7 million and RMB76.4 million, respectively. Remittance of funds out of Mainland China is subject to relevant rules and regulations of foreign exchange control.

As of December 31, 2025 and June 30, 2026, RMB1.1 million and RMB1.7 million of cash at bank was held in accounts where the usage is restricted due to judicial freeze, respectively.

As of December 31, 2025 and June 30, 2026, expected credit losses (“ECLs”) for cash and cash equivalents were estimated to be immaterial.